Revenues - Narrative (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue from customers contributing more than 10% revenue	$ 52,665,000	$ 83,720,000
Contract assets	0		$ 0
Customer one | Revenue | Customer concentration risk
Disaggregation of Revenue [Line Items]
Revenue from customers contributing more than 10% revenue	19,895,000	47,416,000
Customer two | Revenue | Customer concentration risk
Disaggregation of Revenue [Line Items]
Revenue from customers contributing more than 10% revenue	10,756,000	$ 21,838,000
Customer three | Revenue | Customer concentration risk
Disaggregation of Revenue [Line Items]
Revenue from customers contributing more than 10% revenue	10,183,000
Customer four | Revenue | Customer concentration risk
Disaggregation of Revenue [Line Items]
Revenue from customers contributing more than 10% revenue	6,697,000
Customer five | Revenue | Customer concentration risk
Disaggregation of Revenue [Line Items]
Revenue from customers contributing more than 10% revenue	$ 5,135,000